GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 2,216	$ 2,331
Acquisitions through business combinations	320	6
Foreign currency translation	(101)	(121)
Balance at end of period	$ 2,435	$ 2,216